CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
CONTINGENCIES
CONTINGENCIES

NOTE 14       CONTINGENCIES

Great Lakes v. Essar Steel Minnesota LLC, et al. —  On October 29, 2009, Great Lakes filed suit in the U.S. District Court, District of Minnesota, against Essar Minnesota LLC (Essar Minnesota) and certain Foreign Essar Affiliates (collectively, Essar) for breach of its monthly payment obligation under its transportation services agreement with Great Lakes. Great Lakes sought to recover approximately $33 million for past and future payments due under the agreement. On September 16, 2015, following a jury trial, the federal district court judge entered a judgment in the amount of $32.9 million in favor of Great Lakes.  On September 20, 2015, Essar appealed the decision to the United States Court of Appeals for the Eighth Circuit (Eighth Circuit) based on an allegation of improper jurisdiction and a number of other rulings by the federal district judge. Essar was required to post a performance bond for the full value of the judgment pending appeal.  In July 2016, Essar Minnesota filed for Bankruptcy. The performance bond was released into the bankruptcy court proceedings. The Foreign Essar Affiliates have not filed for bankruptcy. The Eighth Circuit heard the appeal on October 20, 2016.  A decision on the appeal was received in December 2016 and the Eighth Circuit vacated Great Lakes’ judgment against Essar finding that there was no federal jurisdiction. Great Lakes filed a Request for Rehearing with the Eighth Circuit and it was denied in January 2017. Great Lakes currently is proceeding against Essar Minnesota in the bankruptcy court and its case against the Foreign Essar Affiliates in Minnesota state court remains pending. In April, after reaching agreement with creditors on an allowed claim, the Bankruptcy court approved Great Lakes’ claim in the amount of $31.5 million.

NOTE 21 CONTINGENCIES

The Partnership and its pipeline systems are subject to various legal proceedings in the ordinary course of business. Our accounting for contingencies covers a variety of business activities, including contingencies for legal and environmental liabilities. The Partnership accrues for these contingencies when the assessments indicate that it is probable that a liability has been incurred or an asset will not be recovered and an amount can be reasonably estimated in accordance with ASC 450 — Contingencies. We base these estimates on currently available facts and the estimates of the ultimate outcome or resolution. Actual results may differ from estimates resulting in an impact, positive or negative, on earnings and cash flow. Contingencies that might result in a gain are not accrued in our consolidated financial statements.

Below are the material legal proceedings that might have a significant impact on the Partnership:

Great Lakes v. Essar Steel Minnesota LLC, et al.  — On October 29, 2009, Great Lakes filed suit in the U.S. District Court, District of Minnesota, against Essar Minnesota LLC (Essar Minnesota) and certain Foreign Essar Affiliates (collectively, Essar) for breach of its monthly payment obligation under its transportation services agreement with Great Lakes. Great Lakes sought to recover approximately $33 million for past and future payments due under the agreement. On September 16, 2015, following a jury trial, the federal district court judge entered a judgment in the amount of $32.9 million in favor of Great Lakes.  On September 20, 2015, Essar appealed the decision to the United States Court of Appeals for the Eighth Circuit (Eighth Circuit) based on an allegation of improper jurisdiction and a number of other rulings by the federal district judge. Essar was required to post a performance bond for the full value of the judgment pending appeal.  In July 2016, Essar Minnesota filed for Bankruptcy. The Foreign Essar Affiliates have not filed for bankruptcy. The Eighth Circuit heard the appeal on October 20, 2016.  A decision on the appeal was received in December 2016 and the Eighth Circuit vacated Great Lakes’ judgment against Essar finding that there was no federal jurisdiction. Great Lakes filed a Request for Rehearing with the Eighth Circuit and it was denied in January 2017. Great Lakes currently is proceeding against Essar Minnesota in the bankruptcy court and its case against the Foreign Essar Affiliates in Minnesota state court remains pending. In April, after reaching agreement with creditors on an allowed claim, the Bankruptcy court approved Great Lakes’ claim in the amount of $31.5 million.

Employees Retirement System of the City of St. Louis v. TC PipeLines GP, Inc., et al. — On October 13, 2015, an alleged unitholder of the Partnership filed a class action and derivative complaint in the Delaware Court of Chancery against the General Partner, TransCanada American Investments, Ltd. (TAIL) and TransCanada, and the Partnership as a nominal defendant.   The complaint alleges direct and derivative claims for breach of contract, breach of the duty of good faith and fair dealing, aiding and abetting breach of contract, and tortious interference in connection with the 2015 GTN Acquisition, including the issuance by the Partnership of $95 million in Class B Units and amendments to the Partnership Agreement to provide for the issuance of the Class B Units.   Plaintiff seeks, among other things, to enjoin future issuances of Class B Units to TransCanada or any of its subsidiaries, disgorgement of certain distributions to the General Partner, TransCanada and any related entities, return of some or all of the Class B Units to the Partnership, rescission of the amendments to the Partnership Agreement, monetary damages and attorney fees.   The Partnership has moved to dismiss the complaint and intends to defend vigorously against the claims asserted. In April 2016, the Chancery Court granted the Partnership and other defendants’ motion to dismiss the plaintiffs’ complaint.  The plaintiff has appealed the decision to dismiss its claims.  The appeal of this matter was heard by the Delaware Supreme Court in December, 2016.  The court found in TransCanada’s favor and dismissed the Plaintiff’s motion.  There are no further rights of appeal.